Retirement benefit obligations - Principal Assumptions (Details)	Jun. 30, 2024	Dec. 31, 2023
Schedule Of Principal Actuarial And Financial Assumptions Used In Valuations Of Defined Benefit Pension Schemes [Line Items]
Discount rate	5.18%	4.70%
Rate of inflation:
Rate of salary increases	0.00%	0.00%
Weighted-average rate of increase for pensions in payment	2.90%	2.73%
Retail Price Index (RPI)
Rate of inflation:
Prices index	3.08%	2.96%
Consumer Price Index (CPI)
Rate of inflation:
Prices index	2.67%	2.47%